Equity - Partnership Equity and General Partner Contributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Equity
General partner interest	0.10%	0.10%
Limited partner interest	99.90%	99.90%
General partners' capital account, notional units issued (in units)	1,294	16,026
Notional units issued	$ 202,731	$ 287,136
Common units
Equity
General partner interest	0.10%
Limited partner interest	99.90%
General Partner
Equity
Notional units issued		$ 288
Minimum | General Partner
Equity
Notional units issued	$ 100